Equity - Additional Information (Detail) (USD $) Share data in Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	May 31, 2011 Maximum	Dec. 31, 2013 Hoshin GigaMedia Center Inc.	Dec. 31, 2012 Hoshin GigaMedia Center Inc.	Dec. 31, 2013 Hoshin GigaMedia Center Inc. Maximum	Dec. 31, 2013 Hoshin GigaMedia Center Inc. when the reserve balance has reached 50 percent of the aggregate paid-in capital of Hoshin GigaMedia Maximum
Class of Stock [Line Items]
Appropriation percentage of net profit for statutory surplus reserve					10.00%
Legal reserves					$ 3,000,000	$ 3,000,000
Percentage of statutory surplus reserve available to offset a deficit or be distributed as a stock dividend								50.00%
Statutory Surplus Reserve Fund percentage of aggregate paid-in capital							50.00%
Total restricted net assets		0	1,500,000
Share repurchase program, number of shares approved for repurchase				11,000,000
Share repurchase program, number of shares repurchased	5,600
Share repurchase program, cost of shares repurchased	$ 5,825,000